Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($)	12 Months Ended
	Dec. 30, 2014	Dec. 31, 2013
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Increases for current year tax positions	$ 0	$ 0
Increases for prior year tax positions	167,000
Decreases in prior year tax positions	0	0
Settlements with taxing authorities	0	0
Lapse in statutes of limitations	0	$ 0
Balance at the end of the year	$ 167,000